Changes in Level 3 Plan Assets Measured At Fair Value (Detail) In Millions, unless otherwise specified	12 Months Ended									12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Debt securities USD ($)	Mar. 31, 2012 Debt securities JPY (¥)	Mar. 31, 2011 Debt securities JPY (¥)	Mar. 31, 2012 All Other USD ($)	Mar. 31, 2012 All Other JPY (¥)	Mar. 31, 2011 All Other JPY (¥)	Mar. 31, 2012 Level 3 USD ($)	Mar. 31, 2012 Level 3 JPY (¥)	Mar. 31, 2011 Level 3 JPY (¥)	Mar. 31, 2010 Level 3 JPY (¥)	Mar. 31, 2012 Level 3 Debt securities USD ($)	Mar. 31, 2012 Level 3 Debt securities JPY (¥)	Mar. 31, 2011 Level 3 Debt securities JPY (¥)	Mar. 31, 2010 Level 3 Debt securities JPY (¥)	Mar. 31, 2012 Level 3 All Other USD ($)	Mar. 31, 2012 Level 3 All Other JPY (¥)	Mar. 31, 2011 Level 3 All Other JPY (¥)	Mar. 31, 2010 Level 3 All Other JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	$ 14,398	¥ 1,183,385	¥ 1,179,051	$ 4,357	¥ 358,093	¥ 316,874	$ 1,552	¥ 127,606	¥ 104,879	$ 725	¥ 59,597	¥ 50,109	¥ 51,067	$ 9	¥ 746	¥ 3,591	¥ 5,242	$ 716	¥ 58,851	¥ 46,518	¥ 45,825
Actual return on plan assets	198	16,309	24,216							(6)	(514)	2,220	(1,388)	0	5	312	818	(6)	(519)	1,908	(2,206)
Purchases, sales and settlements										156	12,807	8,542	1,234	(2)	(160)	(2,948)	(2,233)	158	12,967	11,490	3,467
Other										1	143	(1,274)	(804)			(209)	(236)	1	143	(1,065)	(568)
Balance at end of year	$ 15,461	¥ 1,270,771	¥ 1,183,385	$ 4,357	¥ 358,093	¥ 316,874	$ 1,552	¥ 127,606	¥ 104,879	$ 876	¥ 72,033	¥ 59,597	¥ 50,109	$ 7	¥ 591	¥ 746	¥ 3,591	$ 869	¥ 71,442	¥ 58,851	¥ 46,518